SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [Abstract]
Schedule of Charges to the Income Statement
The charge to the income statement is set out below:

	2021	2020	2019
	£m	£m	£m
Deferred bonus plan	179	81	261
Executive and SAYE plans:
Options granted in the year	10	13	16
Options granted in prior years	37	62	59
	47	75	75
Share plans:
Shares granted in the year	18	16	17
Shares granted in prior years	24	24	20
	42	40	37
Total charge to the income statement	268	196	373

Schedule of Movements in Share-Based Payments
Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2021		2020
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	1,120,138,915	30.39	1,068,094,073	44.55
Granted	236,923,744	39.40	779,229,797	24.25
Exercised	(6,924,434)	30.57	(255,706,663)	47.51
Forfeited	(22,815,078)	28.78	(6,938,102)	43.30
Cancelled	(51,479,310)	32.57	(389,767,675)	42.24
Expired	(95,280,546)	49.03	(74,772,515)	47.26
Outstanding at 31 December	1,180,563,291	30.63	1,120,138,915	30.39
Exercisable at 31 December	336,561	51.03	792,741	47.49

	2021		2020
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	6,666,372	Nil	7,634,638	Nil
Granted	5,308,496	Nil	1,990,449	Nil
Exercised	(5,129,115)	Nil	(2,122,302)	Nil
Vested	—	Nil	(47,337)	Nil
Forfeited	(385,184)	Nil	(111,100)	Nil
Lapsed	(558,679)	Nil	(677,976)	Nil
Outstanding at 31 December	5,901,890	Nil	6,666,372	Nil
Exercisable at 31 December	708,939	Nil	3,150,407	Nil

	2021	2020
	Number of shares	Number of shares
Outstanding at 1 January	533,987,527	459,904,745
Granted	—	211,214,605
Vested	(39,621,415)	(47,775,806)
Forfeited	(144,437,243)	(96,015,542)
Dividend award	944,758	6,659,525
Outstanding at 31 December	350,873,627	533,987,527

2021
Number of shares
Granted	83,456,304
Forfeited	(5,573,236)
Outstanding at 31 December	77,883,068

	2021	2020
	Number of shares	Number of shares
Outstanding at 1 January	1,810,712	3,268,460
Exercised	(1,124,627)	(1,457,748)
Outstanding at 31 December	686,085	1,810,712

2021
Number of shares
Granted	8,301,708
Exercised	(856,921)
Outstanding at 31 December	7,444,787

Schedule of Assumptions Used for Calculating Benefit Plans
The fair value calculations at 31 December 2021 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	SAYE	Executive Share Plan 2003	Long Term Share Plan	Group Chief Executive buyout
Weighted average risk-free interest rate	0.49%	0.12%	0.16%	0.26%
Weighted average expected life	3.3 years	1.3 years	3.4 years	2.8 years
Weighted average expected volatility	28%	30%	31%	31%
Weighted average expected dividend yield	3.1%	3.2%	3.1%	3.1%
Weighted average share price	£0.45	£0.47	£0.40	£0.44
Weighted average exercise price	£0.39	Nil	Nil	Nil